FINANCIAL INSTRUMENTS (Details)	1 Months Ended	3 Months Ended		9 Months Ended	12 Months Ended
	Feb. 28, 2014 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($) MMBTU	Dec. 31, 2013 USD ($) MMBTU item	Dec. 31, 2012 USD ($)	Jun. 30, 2014 USD ($)
Fair value of financial instruments
Derivative, Cap Interest Rate					1.50%
Derivative, notional value		$ 50,000,000			$ 20,000,000			$ 140,000,000
Repayments of Lines of Credit	$ 148,500,000
Derivative liability, non-current		(37,000)			(39,000)	$ 0
Interest Rate Derivatives, at Fair Value, Net		(216,000)			(160,000)	(263,000)
Derivative Asset		10,000			27,000	0
Unrealized Gain (Loss) on Derivatives		(167,000)	$ 32,000		(168,000)	$ 120,000	$ (141,000)
Number of outstanding month-ahead swap contracts | item						0
Derivative Liability		(239)			(214)
Interest Rate Swap 0.327% [Member]
Fair value of financial instruments
Derivative, fixed interest rate								0.327%
Derivative Liability, Fair Value, Gross Asset		(51)			(97)
Interest rate swap liability
Fair value of financial instruments
Derivative, notional value					$ 150,000,000
Derivative, fixed interest rate					0.54%
Interest rate cap
Fair value of financial instruments
Gain (Loss) on Sale of Derivatives		56,000	12,000		$ 316,000	$ 108,000	82,000
Unrealized Gain (Loss) on Derivatives		104,000	27,000		160,000	0	141,000
Commodity Swaps [Member]
Fair value of financial instruments
Gain (Loss) on Sale of Derivatives		125,000	(1,169,000)		$ 347,000	(659,000)	(12,000)
Derivative, Fair Value, Net						120,000
Derivative Asset, Fair Value, Gross Asset						140,000
Derivative Liability, Amount Offset Against Derivative Asset						20,000
Derivative Liability, Fair Value, Gross Liability						$ 20,000
Derivative, Nonmonetary Notional Amount, Energy Measure | MMBTU					12,000	12,000
Unrealized Gain (Loss) on Derivatives		$ (111,000)	44,000		$ (8,000)	$ 120,000	0
Volume of month-ahead swap contracts (in MMBtu) | MMBTU						33,722
Interest Rate Swap 1.198% [Member]
Fair value of financial instruments
Derivative, notional value					50,000,000
Derivative, fixed interest rate		1.1975%		1.1975%
Derivative Liability, Fair Value, Gross Asset		$ (94)			(59)
Interest Rate Swap 1.196% [Member]
Fair value of financial instruments
Derivative, fixed interest rate		1.196%		1.196%
Derivative Liability, Fair Value, Gross Asset		$ (94)			(58)
Recurring basis | Significant Other Observable Inputs (Level 2) | Interest rate swap liability
Fair value of financial instruments
Derivative Asset, Current		13,000			27,000	$ 0
Fair value measurement		(202,000)			(175,000)	(263,000)
Derivatives designated as hedging instruments | Interest rate swap liability
Fair value of financial instruments
Derivative, notional value		$ 150,000,000
Derivative, fixed interest rate		0.54%
Change in value recognized in other comprehensive loss - effective portion					(11,000)	(148,000)	(745,000)
Hedging losses related to interest rate swap contract		$ (100,000)		$ (100,000)
Derivatives designated as hedging instruments | Interest rate cap
Fair value of financial instruments
Change in value recognized in other comprehensive loss - effective portion		0	(11,000)
Loss reclassified from accumulated other comprehensive loss to interest expense		0	$ 115,000		$ 221,000	$ 415,000	$ 268,000
LIBOR | Interest rate swap liability
Fair value of financial instruments
Derivative, term for variable interest rate					1 month
Other Current Assets [Member] | Commodity Swaps [Member]
Fair value of financial instruments
Derivative, Fair Value, Net		0			$ 112,000
Derivative Asset, Fair Value, Gross Asset		0			112,000
Derivative Liability, Fair Value, Gross Liability					0
Other Current Liabilities [Member] | Commodity Swaps [Member]
Fair value of financial instruments
Derivative, Fair Value, Net		0			0
Derivative Liability, Amount Offset Against Derivative Asset		0			0
Derivative Liability, Fair Value, Gross Liability		$ 0			$ 0